UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sage Advisory Services, Ltd. Co.
Address:  5900 Southwest Parkway, Building 1, Suite 100
          Austin, Texas 78735

13F File Number: 028-14814

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Richard B. Williams
Title:  Chief Compliance Officer
Phone:  512-327-5530
Signature, Place and Date of Signing:

      Richard B. Williams, Austin, Texas    February 13, 2013


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total: 702448
                           (X1000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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                                                        FORM 13F INFORMATION TABLE
                                                             Value   Shares/ Sh/ Put/ Invstmt  Other   Voting Authority
Name of Issuer                Title of Class   CUSIP       (x$1000)  Prn Amt Prn Call Dscretn  Managers Sole  Shared None
---------                     --------------  --------     -------   ------- --- ---- -------  -------- ----- ------ -----
ISHARES S&P 100 INDEX FUND               ETF 464287101      81715     1263188  SH      SOLE            335458        927730
ISHARES S&P 500 VALUE INDEX FUND         ETF 464287408      49107      739689  SH      SOLE            195786        543903
ISHARES BARCLAYS 7-10 YEAR TREASURY BOND ETF 464287440      24519      228112  SH      SOLE             36277        191835
ISHARES MSCI EAFE INDEX FUND             ETF 464287465      49984      879075  SH      SOLE            233106        645969
ISHARES BARCLAYS MBS BOND FUND           ETF 464288588      83036      768928  SH      SOLE            122943        645985
ISHARES BARCLAYS CREDIT BOND FUND        ETF 464288620      37440      330862  SH      SOLE             53227        277635
ISHARES BARCLAYS INTERMEDIATE CREDIT BONDETF 464288638      22997      206641  SH      SOLE             33406        173235
ISHARES BARCLAYS 10-20 YEAR TREASURY     ETF 464288653      10241       75942  SH      SOLE             11962         63980
ISHARES S&P US PREFERRED STOCK INDEX FUNDETF 464288687      24657      622355  SH      SOLE            188135        434220
ISHARES MSCI EAFE VALUE INDEX            ETF 464288877      50128     1030611  SH      SOLE            273221        757390
POWERSHARES DB COMMODITY INDEX TRACKING FETF 73935S105      28329     1019766  SH      SOLE            265234        754532
SPDR S&P 500  TRUST                      ETF 78462F103     131107      920635  SH      SOLE            243799        676836
SPDR GOLD SHARES                         ETF 78463V107      37577      231929  SH      SOLE             59309        172620
VANGUARD SHORT-TERM BOND                 ETF 921937827      15892      196225  SH      SOLE                 0        196225
VANGUARD HIGH DIVIDEND YIELD             ETF 921946406       4975      100750  SH      SOLE            100750             0
VANGUARD FTSE EMERGING MARKETS           ETF 922042858      50744     1139557  SH      SOLE            294297        845260

